FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value, level transfers	$ 0	$ 0
Fair value of long-term debt and debt maturing within one year, excluding revolving and term loan credit agreements and commercial paper	5,161	5,192	$ 4,306
Book value of long-term debt and debt maturing within one year, net of discount and deferred financing fees and excluding revolving and term loan credit agreements and commercial paper	4,954	4,830	4,112
Book value of revolving credit and term loan credit agreements	$ 259	$ 271	$ 334